Bank Loans (Details) - Schedule of Short-Term Borrowings - USD ($) $ in Thousands	Mar. 31, 2024	Sep. 30, 2023
Schedule of Short-Term Borrowings [Line Items]
Total	$ 34,071	$ 33,717
China Construction Bank (“CCB”) [Member]
Schedule of Short-Term Borrowings [Line Items]
Total	$ 34,071	$ 33,717